Income taxes - Summary of income tax expense attributable to geographical jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 139,970	$ 82,361
Turkey
Disclosure of geographical areas [line items]
Income tax expense (recovery)	93,144	68,793
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	36,622	28,412
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	8,307	(8,763)
Romania
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 1,897	$ (6,081)